Retirement benefit plans - Breakdown of defined benefit obligation (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Disclosure of net defined benefit liability (asset) [line items]
Active plan participants | employee	324	267	254
Retirement and death benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Retirement and death benefits | €	€ 4,770,000	€ 3,983,000	€ 2,585,000